Note 4 - Commitments and Contingencies - Future Minimum Annual Rental Payments Under Operating Leases (Details)	Mar. 31, 2018 USD ($)
2019	$ 32,736
2020	32,736
2021	32,736
2022	2,728
2023
Total	$ 100,936